GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Value of Goodwill (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated Impairment Losses	$ 224.4	$ 192.7